Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 14:-	SUBSEQUENT EVENTS

a.	On March 8, 2018, the Company entered into a Share Purchase Agreement with Jet CU, pursuant to which Jet CU provided the Company with a convertible loan in an aggregate principal amount of $150,000 and received from the Company warrants to purchase 400,000 Ordinary Shares at an exercise price of $0.50 per share. The loan amount bears interest of 5% per annum. The warrants may be exercised, in whole or in part, for a period of five (5) years, i.e. until March 8, 2023. Jet CU may receive warrants to purchase an additional 200,000 Ordinary Shares at an exercise price of $0.50 per share, if the price of share by the end of December 2018 is lower than $1.00.

b.	On May 8, 2018, the Company entered into a Share Purchase Agreement with Slobel NV, pursuant to which Slobel provided us with a convertible loan in an aggregate principal amount of $170,000 and received from the Company warrants to purchase 170,000 Ordinary Shares at an exercise price of $0.50 per share. The loan includes a 10% original issue discount and bears interest of 6% per annum. The warrants may be exercised, in whole or in part, for a period of five (5) years, i.e. until May 7, 2023.